Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Cash Provided by (Used in) Operating Activities [Abstract]
Loss for the period	$ (70,269)	$ (18,530)	$ (42,367)
Income and expense items not involving cash flows:
Depreciation and amortization	173,585	162,679	143,023
Effect of indexation, translation and fair value measurement on debt	13,544	(9,312)	26,208
Other (expense) income, net and reorganization costs	6,831	(15,899)	(65)
Gain from acquisition		(19,467)
Loss from notes exchange, net			2,350
Changes in assets and liabilities:
Trade accounts receivable	(6,857)	(7,686)	(28,061)
Other receivables and other current assets	(843)	3,999	(2,316)
Inventories	2,316	(3,999)	(10,262)
Trade accounts payable	(7,603)	21,733	(2,834)
Deferred revenue and customers' advances	(4,475)	(35,858)	16,572
Other current liabilities	(23,942)	18,174	13,445
Deferred tax liability, net	9,126	4,791	1,130
Other long-term liabilities	3,840	7,368	4,622
Net cash provided by operating activities before reorganization	95,253	107,993	121,445
Reorganization - retirement plan	(20,074)
Net cash provided by operating activities	75,179	107,993	121,445
CASH FLOWS - INVESTING ACTIVITIES
Investments in property and equipment	(103,830)	(117,166)	(105,189)
Proceeds from investment realization		31,400
Proceeds related to sale and disposal of property and equipment		5,751	600
Investments in other assets, intangible assets and others	(4,498)		(1,521)
Acquisition of subsidiary consolidated for the first time (a)		(40,000)
Investment grants received	2,618	33,292
Interest bearing deposits, including designated deposits	(10,000)	98,007	(98,007)
Net cash provided by (used in) investing activities	(115,710)	11,284	(204,117)
CASH FLOWS - FINANCING ACTIVITIES
Proceeds on account of debentures and shareholders' equity	104,690	22,653	158,825
Proceeds from long-term loans	14,443
Short-term bank debt	3,800
Debts repayment	(55,854)	(141,242)	(57,599)
Net cash provided by (used in) financing activities	67,079	(118,589)	101,226
Effect of foreign exchange rate change	(4,299)	86	26
INCREASE IN CASH AND CASH EQUIVALENTS	22,249	774	18,580
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	101,149	100,375	81,795
CASH AND CASH EQUIVALENTS - END OF PERIOD	123,398	101,149	100,375
NON-CASH ACTIVITIES
Investments in property and equipment	8,737	15,546	7,896
Stock based compensation to the Banks			2,478
Beneficial conversion feature	109,768
Conversion of convertible debentures to share capital and exercise of warrant		7,006	37,567
Shares issued to the Banks in consideration for the interest reduction, following September 2006 amendment with the Banks		12,087
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest	46,454	23,357	21,641
Cash paid during the period for income taxes	852	2,907	3,757
(a) ACQUISITION OF SUBSIDIARY CONSOLIDATED FOR THE FIRST TIME, SEE ALSO NOTE 3:
Working capital (excluding cash and cash equivalents)		(2,534)
Property, plant, and equipment, including real estate		145,559
Intangible assets		11,156
Other assets		2,900
Long-term liabilities		(74,984)
Net assets as of acquisition date		82,097
Less:
Issuance of share capital		22,630
Gain from acquisition		19,467
Total		42,097
Cash paid for the acquisition of a subsidiary consolidated for the first time		$ 40,000